Note 23 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure for the schedule of warrant activity [text block]
	2025	2024
At January 1	1,542,858	-
Granted	-	2,142,858
Exercised	(1,342,858)	(600,000)
At December 31	200,000	1,542,858

Disclosure for the schedule of share capital [text block]
	As of December 31,
	2025			2024
	No. of Shares	Par value per share	Amount	No. of Shares	Par value per share	Amount
Authorized share capital
Ordinary share capital	73,500,000	$0.001	$73,500	73,500,000	$0.001	$73,500
Preference share capital	15,000,000	$0.0001	1,500	15,000,000	$0.0001	1,500
			$75,000			$75,000

Issued and outstanding share capital
Ordinary share capital	26,356,512	$0.001	$26,356	19,443,242	$0.001	$19,443
Preference share capital	-	$0.0001	-	-	$0.0001	-
			$26,356			$19,443

Schedule of detailed information about outstanding ordinary shares [text block]
	2025	2024
At January 1	18,058,135	7,565,099
Shares issued against:
Cash (Refer to Note 23)	2,529,946	2,265,240
Share-based payment for services (Refer to Note 19(a), (b) and (c))	15,000	11,761
Exercise of stock options (Refer to Note 19(d))	6,178	-
Restricted share units (Refer to Note 19(e))	379,718	68,992
Exercise of stock warrants (Refer to Note 21, Note 23(b) and (c))	6,019,162	2,218,750
Exercise of convertible preference shares (Refer to Note 22)	-	7,032,012
Cancellation of shares held in escrow, net of reissuance	(550,756)	-
Acquisition of treasury stock (Refer to Note 23(f))	(268,411)	(1,103,618)
Effects of Share consolidation (Refer to Note 23(a))	-	(101)
At December 31	26,188,972	18,058,135

Disclosure of treasury shares [text block]
	2025	2024
At January 1	1,385,107	281,489
Acquisition of treasury stock (1)	268,411	1,103,618
Reissuance of treasury stock (Refer to Note 23 (c))	(1,485,978)	-
At December 31	167,540	1,385,107